Financial risk management (Details 1) R$ in Thousands	Jun. 30, 2018 BRL (R$)
Investment [Member] | USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 22,700
Notional amount of financial instruments	R$ 3,079
Rate of financial instruments	3.86%
Scenario I - Probable	R$ (416)
Rate of scenario I - Probable	3.99%
Devaluation in scenario I at 25% possible	R$ (3,072)
Rate of devaluation in scenario I at 25% possible	2.99%
Devaluation in scenario II at 50% remote	R$ (6,145)
Rate of devaluation in scenario II at 50% remote	2.00%
Appreciation in scenario I at 25% possible	R$ 3,072
Rate of appreciation in scenario I at 25% possible	4.99%
Appreciation in scenario II at 50% remote	R$ 6,145
Rate of appreciation in scenario II at 50% remote	5.99%
Investment [Member] | CDI [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 81,213
Notional amount of financial instruments
Rate of financial instruments	6.39%
Scenario I - Probable	R$ (983)
Rate of scenario I - Probable	7.60%
Devaluation in scenario I at 25% possible	R$ (1,543)
Rate of devaluation in scenario I at 25% possible	5.70%
Devaluation in scenario II at 50% remote	R$ (3,086)
Rate of devaluation in scenario II at 50% remote	3.80%
Appreciation in scenario I at 25% possible	R$ 1,543
Rate of appreciation in scenario I at 25% possible	9.50%
Appreciation in scenario II at 50% remote	R$ 3,086
Rate of appreciation in scenario II at 50% remote	11.40%
Marketable Securities LFT [Member] | SELIC [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 10,086
Notional amount of financial instruments
Rate of financial instruments	6.40%
Scenario I - Probable	R$ (122)
Rate of scenario I - Probable	7.61%
Devaluation in scenario I at 25% possible	R$ (193)
Rate of devaluation in scenario I at 25% possible	5.71%
Devaluation in scenario II at 50% remote	R$ (383)
Rate of devaluation in scenario II at 50% remote	3.81%
Appreciation in scenario I at 25% possible	R$ 193
Rate of appreciation in scenario I at 25% possible	9.51%
Appreciation in scenario II at 50% remote	R$ 383
Rate of appreciation in scenario II at 50% remote	11.42%
Marketable Securities USD [Member] | CDI [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 19,355
Notional amount of financial instruments
Rate of financial instruments	6.39%
Scenario I - Probable	R$ (234)
Rate of scenario I - Probable	7.60%
Devaluation in scenario I at 25% possible	R$ (368)
Rate of devaluation in scenario I at 25% possible	5.70%
Devaluation in scenario II at 50% remote	R$ (735)
Rate of devaluation in scenario II at 50% remote	3.80%
Appreciation in scenario I at 25% possible	R$ 368
Rate of appreciation in scenario I at 25% possible	9.50%
Appreciation in scenario II at 50% remote	R$ 735
Rate of appreciation in scenario II at 50% remote	11.40%
Total Cash Cash Equivalents [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 133,354
Notional amount of financial instruments	3,079
Scenario I - Probable	3,079
Devaluation in scenario I at 25% possible	(5,176)
Devaluation in scenario II at 50% remote	(10,349)
Appreciation in scenario I at 25% possible	5,176
Appreciation in scenario II at 50% remote	10,349
Financing For Working Capital [Member] | CDI [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	(141,642)
Notional amount of financial instruments
Rate of financial instruments	6.39%
Scenario I - Probable	R$ (1,714)
Rate of scenario I - Probable	7.60%
Devaluation in scenario I at 25% possible	R$ 2,691
Rate of devaluation in scenario I at 25% possible	5.70%
Devaluation in scenario II at 50% remote	R$ 5,382
Rate of devaluation in scenario II at 50% remote	3.80%
Appreciation in scenario I at 25% possible	R$ (2,691)
Rate of appreciation in scenario I at 25% possible	9.50%
Appreciation in scenario II at 50% remote	R$ (5,382)
Rate of appreciation in scenario II at 50% remote	11.40%
Financing For Working Capital [Member] | USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ (486)
Notional amount of financial instruments	R$ (126)
Rate of financial instruments	3.86%
Scenario I - Probable	R$ (66)
Rate of scenario I - Probable	3.99%
Devaluation in scenario I at 25% possible	R$ 485
Rate of devaluation in scenario I at 25% possible	2.99%
Devaluation in scenario II at 50% remote	R$ 970
Rate of devaluation in scenario II at 50% remote	2.00%
Appreciation in scenario I at 25% possible	R$ (485)
Rate of appreciation in scenario I at 25% possible	4.99%
Appreciation in scenario II at 50% remote	R$ (970)
Rate of appreciation in scenario II at 50% remote	5.99%
Financing For Machinery and Equipment [Member] | TJLP [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ (1,317)
Notional amount of financial instruments
Rate of financial instruments	6.60%
Scenario I - Probable
Rate of scenario I - Probable	6.60%
Devaluation in scenario I at 25% possible	R$ 22
Rate of devaluation in scenario I at 25% possible	4.95%
Devaluation in scenario II at 50% remote	R$ 43
Rate of devaluation in scenario II at 50% remote	3.30%
Appreciation in scenario I at 25% possible	R$ (22)
Rate of appreciation in scenario I at 25% possible	8.25%
Appreciation in scenario II at 50% remote	R$ (43)
Rate of appreciation in scenario II at 50% remote	9.90%
Financing For Sugarcane [Member] | TJLP [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ (11,893)
Notional amount of financial instruments
Rate of financial instruments	6.60%
Scenario I - Probable
Rate of scenario I - Probable	6.60%
Devaluation in scenario I at 25% possible	R$ 196
Rate of devaluation in scenario I at 25% possible	4.95%
Devaluation in scenario II at 50% remote	R$ 392
Rate of devaluation in scenario II at 50% remote	3.30%
Appreciation in scenario I at 25% possible	R$ (196)
Rate of appreciation in scenario I at 25% possible	8.25%
Appreciation in scenario II at 50% remote	R$ (392)
Rate of appreciation in scenario II at 50% remote	9.90%
Total Financing [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ (155,338)	[1]
Notional amount of financial instruments	(126)	[1]
Scenario I - Probable	(1,780)	[1]
Devaluation in scenario I at 25% possible	3,394	[1]
Devaluation in scenario II at 50% remote	6,787	[1]
Appreciation in scenario I at 25% possible	(3,394)	[1]
Appreciation in scenario II at 50% remote	(6,787)	[1]
Araucaria Farm III [Member] | Soybean Bags [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	8,527
Notional amount of financial instruments	R$ 121,692
Rate of financial instruments	80.60%
Scenario I - Probable
Rate of scenario I - Probable	80.60%
Devaluation in scenario I at 25% possible	R$ (2,132)
Rate of devaluation in scenario I at 25% possible	60.45%
Devaluation in scenario II at 50% remote	R$ (4,264)
Rate of devaluation in scenario II at 50% remote	40.30%
Appreciation in scenario I at 25% possible	R$ 2,132
Rate of appreciation in scenario I at 25% possible	100.75%
Appreciation in scenario II at 50% remote	R$ 4,264
Rate of appreciation in scenario II at 50% remote	120.89%
Araucaria Farm IV [Member] | Soybean Bags [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 9,017
Notional amount of financial instruments	R$ 129,499
Rate of financial instruments	86.08%
Scenario I - Probable
Rate of scenario I - Probable	86.08%
Devaluation in scenario I at 25% possible	R$ (2,254)
Rate of devaluation in scenario I at 25% possible	64.56%
Devaluation in scenario II at 50% remote	R$ (4,509)
Rate of devaluation in scenario II at 50% remote	43.04%
Appreciation in scenario I at 25% possible	R$ 2,254
Rate of appreciation in scenario I at 25% possible	107.60%
Appreciation in scenario II at 50% remote	R$ 4,509
Rate of appreciation in scenario II at 50% remote	129.12%
Araucaria Farma V [Member] | Soybean Bags [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 50,594
Notional amount of financial instruments	R$ 717,840
Rate of financial instruments	93.27%
Scenario I - Probable
Rate of scenario I - Probable	93.27%
Devaluation in scenario I at 25% possible	R$ (12,649)
Rate of devaluation in scenario I at 25% possible	69.96%
Devaluation in scenario II at 50% remote	R$ (25,297)
Rate of devaluation in scenario II at 50% remote	46.64%
Appreciation in scenario I at 25% possible	R$ 12,649
Rate of appreciation in scenario I at 25% possible	116.59%
Appreciation in scenario II at 50% remote	R$ 25,297
Rate of appreciation in scenario II at 50% remote	139.91%
Jatoba Farm Gleba 12A [Member] | Soybean Bags [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 8,657
Notional amount of financial instruments	R$ 120,000
Rate of financial instruments	88.14%
Scenario I - Probable
Rate of scenario I - Probable	88.14%
Devaluation in scenario I at 25% possible	R$ (2,164)
Rate of devaluation in scenario I at 25% possible	66.10%
Devaluation in scenario II at 50% remote	R$ (4,329)
Rate of devaluation in scenario II at 50% remote	44.07%
Appreciation in scenario I at 25% possible	R$ 2,164
Rate of appreciation in scenario I at 25% possible	110.17%
Appreciation in scenario II at 50% remote	R$ 4,329
Rate of appreciation in scenario II at 50% remote	132.21%
Total Receivables From Farms [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 76,795
Notional amount of financial instruments	1,089,031
Scenario I - Probable
Rate of scenario I - Probable
Devaluation in scenario I at 25% possible	R$ (19,199)
Devaluation in scenario II at 50% remote	(38,399)
Appreciation in scenario I at 25% possible	19,199
Appreciation in scenario II at 50% remote	38,399
Derivatives [Member] | Ethanol [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	216
Notional amount of financial instruments	R$ (2,100)
Rate of financial instruments		[2]
Scenario I - Probable
Rate of scenario I - Probable		[2]
Devaluation in scenario I at 25% possible	R$ 1,105
Rate of devaluation in scenario I at 25% possible		[2]
Devaluation in scenario II at 50% remote	R$ 1,997
Rate of devaluation in scenario II at 50% remote		[2]
Appreciation in scenario I at 25% possible	R$ (675)
Rate of appreciation in scenario I at 25% possible		[2]
Appreciation in scenario II at 50% remote	R$ (1,566)
Rate of appreciation in scenario II at 50% remote		[2]
Derivatives [Member] | USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ (2,079)
Notional amount of financial instruments	R$ (35,800)
Rate of financial instruments		[2]
Scenario I - Probable
Rate of scenario I - Probable		[2]
Devaluation in scenario I at 25% possible	R$ 28,857
Rate of devaluation in scenario I at 25% possible		[2]
Devaluation in scenario II at 50% remote	R$ 58,799
Rate of devaluation in scenario II at 50% remote		[2]
Appreciation in scenario I at 25% possible	R$ (31,027)
Rate of appreciation in scenario I at 25% possible		[2]
Appreciation in scenario II at 50% remote	R$ (60,970)
Rate of appreciation in scenario II at 50% remote		[2]
Derivatives [Member] | Grains [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 805
Notional amount of financial instruments	R$ (1,819,921)
Rate of financial instruments		[2]
Scenario I - Probable
Rate of scenario I - Probable		[2]
Devaluation in scenario I at 25% possible	R$ 12,365
Rate of devaluation in scenario I at 25% possible		[2]
Devaluation in scenario II at 50% remote	R$ 23,068
Rate of devaluation in scenario II at 50% remote		[2]
Appreciation in scenario I at 25% possible	R$ (9,041)
Rate of appreciation in scenario I at 25% possible		[2]
Appreciation in scenario II at 50% remote	R$ (19,744)
Rate of appreciation in scenario II at 50% remote		[2]
Derivatives [Member] | Swap [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ (14)
Notional amount of financial instruments	R$ 64,810
Rate of financial instruments		[2]
Scenario I - Probable
Rate of scenario I - Probable		[2]
Devaluation in scenario I at 25% possible	R$ 331
Rate of devaluation in scenario I at 25% possible		[2]
Devaluation in scenario II at 50% remote	R$ 321
Rate of devaluation in scenario II at 50% remote		[2]
Appreciation in scenario I at 25% possible	R$ 344
Rate of appreciation in scenario I at 25% possible		[2]
Appreciation in scenario II at 50% remote	R$ 350
Rate of appreciation in scenario II at 50% remote		[2]
Margin - LFT Socopa [Member] | SELIC [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 20,790
Notional amount of financial instruments
Rate of financial instruments	6.40%
Scenario I - Probable	R$ (249)
Rate of scenario I - Probable	7.60%
Devaluation in scenario I at 25% possible	R$ (395)
Rate of devaluation in scenario I at 25% possible	5.70%
Devaluation in scenario II at 50% remote	R$ (790)
Rate of devaluation in scenario II at 50% remote	3.80%
Appreciation in scenario I at 25% possible	R$ 395
Rate of appreciation in scenario I at 25% possible	9.50%
Appreciation in scenario II at 50% remote	R$ 790
Rate of appreciation in scenario II at 50% remote	11.40%
Total Derivatives [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 19,718
Scenario I - Probable	(249)
Devaluation in scenario I at 25% possible	42,263
Devaluation in scenario II at 50% remote	83,395
Appreciation in scenario I at 25% possible	(40,004)
Appreciation in scenario II at 50% remote	(81,140)
Cresca [Member] | USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	(1,450)
Notional amount of financial instruments	R$ (376)
Rate of financial instruments	3.86%
Scenario I - Probable	R$ (51)
Rate of scenario I - Probable	3.99%
Devaluation in scenario I at 25% possible	R$ 375
Rate of devaluation in scenario I at 25% possible	2.99%
Devaluation in scenario II at 50% remote	R$ 751
Rate of devaluation in scenario II at 50% remote	2.00%
Appreciation in scenario I at 25% possible	R$ (375)
Rate of appreciation in scenario I at 25% possible	4.99%
Appreciation in scenario II at 50% remote	R$ (751)
Rate of appreciation in scenario II at 50% remote	5.99%
Cresud [Member] | USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ 267
Notional amount of financial instruments	R$ 69
Rate of financial instruments	3.86%
Scenario I - Probable	R$ 8
Rate of scenario I - Probable	3.99%
Devaluation in scenario I at 25% possible	R$ (69)
Rate of devaluation in scenario I at 25% possible	2.99%
Devaluation in scenario II at 50% remote	R$ (138)
Rate of devaluation in scenario II at 50% remote	2.00%
Appreciation in scenario I at 25% possible	R$ 69
Rate of appreciation in scenario I at 25% possible	4.99%
Appreciation in scenario II at 50% remote	R$ 138
Rate of appreciation in scenario II at 50% remote	5.99%
Total Related Parties [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments	R$ (1,183)
Notional amount of financial instruments	(307)
Scenario I - Probable	(43)
Devaluation in scenario I at 25% possible	306
Devaluation in scenario II at 50% remote	613
Appreciation in scenario I at 25% possible	(306)
Appreciation in scenario II at 50% remote	R$ (613)

[1]	The sensitivity analyses do not consider financing transactions with fixed rate.
[2]	For sensitivity analysis of derivative positions, forward rates and prices at each maturity date of the transaction were used, according to the table above.